Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 11,985	$ 7,868
Short-term deposit	195	196
Accounts receivable, net	12,919	14,923
Inventories	4,937	6,133
Prepayments and other assets	5,078	6,225
Amounts due from related parties	271	1,153
Other investments	10,177	12,587
Total current assets	45,562	49,085
Non-current assets:
Long-term investments	1,853	1,867
Property and equipment, net	1,455	1,796
Intangible assets, net	887	1,009
Other investments	7,738	12,058
Prepayments	916	1,310
Total non-current assets	12,849	18,040
Total assets	58,411	67,125
Current liabilities:
Short term borrowings (including US$941 thousands and nil from the former consolidated VIEs, without recourse to the Company as of December 31, 2021 and June 30, 2022, respectively)	5,224	3,177
Accrued expenses and other liabilities (including US$12,424 thousands and nil from the former consolidated VIEs, without recourse to the Company as of December 31, 2021 and June 30, 2022, respectively)	25,282	27,580
Accounts payables (including US$4,034 thousands and nil from the former consolidated VIEs, without recourse to the Company as of December 31, 2021 and June 30, 2022, respectively)	9,952	12,986
Amounts due to related parties (including US$18 thousands and nil from the former consolidated VIEs, without recourse to the Company as of December 31, 2021 and June 30, 2022, respectively)	1,376	1,453
Contract liabilities (including US$89 thousands and nil from the former consolidated VIEs, without recourse to the Company as of December 31, 2021 and June 30, 2022, respectively)	1,492	1,575
Convertible promissory notes	4,524
Financial derivative instrument	672
Total current liabilities	48,522	46,771
Non-current liabilities:
Other non-current liabilities	233	262
Total non-current liabilities	233	262
Total liabilities	48,755	47,033
Commitments and contingencies
Shareholders’ equity
Class A ordinary shares (US$0.00005 par value; 1,700,000,000 shares authorized; 164,975,400 and 167,674,670 shares issued and outstanding as of December 31, 2021 and June 30, 2022, respectively)	8	8
Class B ordinary shares (US$0.00005 par value; 200,000,000 shares authorized; 122,072,980 and 122,072,980 shares issued and outstanding as of December 31, 2021 and June 30, 2022, respectively)	6	6
Additional paid-in capital	231,984	230,048
Accumulated other comprehensive (loss)/income	1,386	(446)
Accumulated losses	(223,728)	(209,524)
Total shareholders’ equity	9,656	20,092
Total liabilities and shareholders’ equity	$ 58,411	$ 67,125